Balance Sheet Disclosures (Details 4) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued expenses
Subcontractor	$ 1,635,226
Compensation and related payroll taxes	822,293	$ 72,420
Federal alternative fuels tax credit	507,007	562,513
Accounting fees		290,438	56,839
Legal fees		217,590	25,547
Professional fees	357,831	479,890
Interest	234,026	9,895
Credit cards	190,127	12,527	32,061
Operating expenses	149,269
Excise taxes	29,012
Other	27,763	28,138
Deferred rent	10,769	13,233	13,149
Accrued expenses	$ 3,963,323	$ 1,178,616	$ 127,596